Fair Value - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 97,373	$ 80,250
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor quoted prices, percent of FV hierarchy level	93.00%	93.00%
Fair Value	$ 57,165	$ 50,128
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor quoted prices, percent of FV hierarchy level	100.00%	100.00%
Fair Value	$ 40,103	$ 30,017
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 105	$ 105